Real Estate Activity	12 Months Ended
Dec. 31, 2012
Real Estate Activity
Real Estate Activity [Text Block]
Real Estate Activity
Acquisition Activity
During 2012, 2011 and 2010, the Company acquired the following multifamily apartment communities:

			Effective
Acquisitions	Location	Units	Acquisition Date	Purchase Price
				(in millions)
Colonial Reserve at Las Colinas	Dallas, TX	306	November 20, 2012	$42.8
Colonial Grand at Canyon Ranch	Austin, TX	272	November 13, 2012	24.5
Colonial Grand at Research Park (1)	Raleigh, NC	370	October 1, 2012	38.0
Colonial Grand at Fairview	Dallas, TX	256	May 30, 2012	29.8
Colonial Grand at Brier Falls	Raleigh, NC	350	January 10, 2012	45.0
Colonial Grand at Hebron	Dallas, TX	312	November 8, 2011	34.1
Colonial Grand at Commerce Park	Charleston, SC	312	September 20, 2011	30.9
Colonial Reserve at Medical District	Dallas, TX	278	September 1, 2011	33.0
Colonial Village at Beaver Creek	Raleigh, NC	316	August 2, 2011	26.4
Colonial Grand at Traditions (2)	Gulf Shores, AL	324	June 17, 2011	17.6
Colonial Grand at Palm Vista	Las Vegas, NV	341	March 14, 2011	40.9
Colonial Grand at Cornelius	Charlotte, NC	236	February 28, 2011	23.6
Colonial Grand at Wells Branch	Austin, TX	336	February 24, 2011	28.4
Colonial Grand at Brier Creek	Raleigh, NC	364	October 22, 2010	37.9
Colonial Grand at Riverchase Trails (3)	Birmingham, AL	345	June 30, 2010	24.6
Total		4,718		$477.5
________________________

(1)	Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. See Note 13 - "Investment in Partially-Owned Entities".

(2)
The Company acquired the property through foreclosure on August 1, 2011. For additional information regarding the status of ongoing litigation between the Company and its joint venture partner involving this property, see Note 20 - "Legal Proceedings".

(3)	The Company acquired ownership in this asset through a joint venture transaction. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding this transaction.

The results of operations of the above mentioned acquisitions have been included in the consolidated financial statements since each date of acquisition or, in the case of Colonial Grand at Traditions, since the date of consolidation. These transactions were funded by proceeds received from shares issued under the Trust's "at-the-market" continuous equity offering programs, proceeds received from asset dispositions, as discussed below, and borrowings on the Company's unsecured credit facility. The cash paid to acquire these properties is included in the Consolidated Statements of Cash Flows of the Trust and CRLP. For properties acquired, assets were recorded at fair value based on an independent third party appraisal or internal models using assumptions consistent with those made by other market participants. The property acquisitions during 2012, 2011 and 2010 are comprised of the following:

($ in thousands)	2012	2011	2010
Assets purchased:
Land, buildings and equipment	$177,505	$230,823	$61,285
In-place lease intangibles	2,610	3,954	1,059
Total assets purchased	180,115	234,777	62,344
Notes and mortgages assumed	—	—	(19,300)	(1)
Total consideration	$180,115	$234,777	$43,044
________________________

(1)	See Note 13 - "Investment in Partially-Owned Entities" regarding additional details for this transaction.
The following unaudited pro forma financial information for the years ended December 31, 2012, 2011 and 2010, gives effect to the above operating property acquisitions, including the consolidation of Colonial Grand at Traditions, as if they had occurred at the beginning of the periods presented. The information for the year in which a property was acquired/consolidated includes pro forma results for the portion of the period prior to the acquisition/consolidation date and actual results from the date of acquisition/consolidation through the end of the year. The pro forma results are not intended to be indicative of the results of future operations.

	** Pro Forma (Unaudited) **
	Years Ended December 31,
($ in thousands, except per share data)	2012	2011	2010
Total revenue	$403,768	$382,417	$353,175
Net income (loss) available to common shareholders	$6,935	$1,105	$(49,379)
Net income (loss) per common share — dilutive	$0.07	$0.01	$(0.69)

Disposition Activity - Continuing Operations
In July 2012, the Company sold 53,000 square feet at Colonial Promenade Tannehill, a 234,000 square-foot (excluding anchor-owned square footage) commercial asset located in Birmingham, Alabama, for a sales price of $5.6 million.
During 2012, 2011 and 2010, the Company sold various consolidated parcels of land for an aggregate sales price of $4.3 million, $6.0 million, and $17.2 million, respectively, which were used to repay a portion of the borrowings under the Company's unsecured credit facility and for general corporate purposes.
During 2012, 2011 and 2010 the Company also sold its interest in various multifamily and commercial joint ventures. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding these transactions.
Disposition Activity - Discontinued Operations
Net income/(loss) and gain/(loss) on disposition of real estate for properties sold in which the Company does not maintain continuing involvement are reflected in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP as “Discontinued Operations” for the years ended December 31, 2012, 2011 and 2010. Following is a listing of the properties the Company disposed of in 2012, 2011 and 2010, which are classified as discontinued operations:

		Units/	Effective
Dispositions	Location	Sq. Feet (1)	Disposal Date	Sales Price
				(in millions)
Multifamily Properties
Autumn Hill	Charlottesville, VA	425	December 20, 2012	$32.0
Colonial Village at Canyon Hills	Austin, TX	229	December 20, 2012	16.9
Colonial Village at Highland Hills	Raleigh, NC	250	December 20, 2012	17.8
Heatherwood	Charlotte, NC	476	December 20, 2012	28.8
Brookfield	Dallas/Ft. Worth, TX	232	September 27, 2011	9.5
Colonial Grand at McGinnis Ferry	Atlanta, GA	434	September 27, 2011	39.0
Colonial Grand at Sugarloaf	Atlanta, GA	250	September 27, 2011	22.5
Colonial Village at Meadow Creek	Charlotte, NC	250	September 27, 2011	13.6
Paces Cove	Dallas/Ft. Worth, TX	328	September 27, 2011	12.5
Summer Tree	Dallas/Ft. Worth, TX	232	September 27, 2011	8.7

Commercial Properties
Colonial Promenade Alabaster	Birmingham, AL	219,000	October 24, 2012	37.4
Colonial Center Town Park 400	Orlando, FL	176,000	November 10, 2011	23.9
Brookwood Village Center	Birmingham, AL	88,000	September 23, 2011	8.0

Total				$270.6
________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.
The proceeds from the sales of these assets were used to fund the acquisitions of multifamily apartment communities discussed above, as well as to repay a portion of the borrowings under the Company's unsecured credit facility. In some cases, the Company uses disposition proceeds to fund investment activities through tax-deferred exchanges under Section 1031 of the Internal Revenue Code. Of the proceeds received from the sale of assets described above, $28.9 million remains in temporary restricted cash accounts pending the fulfillment of Section 1031 exchange requirements.

Below is a summary of the operations of the properties classified as discontinued operations during the years ended December 31, 2012, 2011 and 2010 (including those properties reported as discontinued operations through June 30, 2013):

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Property revenues:
Minimum rent	$39,739	$49,411	$51,261
Tenant recoveries	8,773	7,905	7,759
Other revenue	4,836	6,620	6,282
Total revenues	53,348	63,936	65,302

Property expenses:
Property operating and administrative expense	19,722	25,561	27,969
Depreciation	12,962	20,553	21,966
Amortization	3,414	4,018	6,075
Impairment	3,251	—	—
Total operating expenses	39,349	50,132	56,010

Interest income (expense), net	112	(927)	(1,155)
Debt cost amortization	—	(20)	(27)
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	14,111	12,857	8,110
Net gain (loss) on disposition of discontinued operations, net of income taxes	22,729	23,733	(258)
Noncontrolling interest in CRLP from discontinued operations	(2,770)	(2,882)	(749)
Noncontrolling interest to limited partners	—	—	(4)
Income from discontinued operations attributable to parent company	$34,070	$33,708	$7,099

Held for Sale
The Company classifies real estate assets as held for sale only after the Company has received approval by the Board of Trustees' investment committee, has commenced an active program to sell the assets, does not intend to retain a continuing interest in the property and in the opinion of the Company’s management, it is probable the assets will sell within the next 12 months.
As of December 31, 2012, the Company had classified one multifamily apartment community, two commercial assets, two for-sale developments and three outparcels/pads as held for sale. These real estate assets are reflected in the accompanying Consolidated Balance Sheets of the Trust and CRLP at $93.5 million as of December 31, 2012, which represents the lower of depreciated cost or fair value less costs to sell. There was no mortgage debt associated with these properties as of December 31, 2012.
As of December 31, 2011, the Company had two for-sale developments classified as held for sale. These real estate assets are reflected in the accompanying Consolidated Balance Sheets of the Trust and CRLP at $10.5 million at December 31, 2011, which represents the lower of depreciated cost or fair value less costs to sell. There was no mortgage debt associated with these properties as of December 31, 2011. As of December 31, 2011, there were no operating properties classified as held for sale.
For-Sale Activities
The total number of units sold for condominium conversion properties, for-sale residential units and lots for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
For-sale residential units	8	11	28
Residential lots	1	—	—

During 2012, 2011 and 2010, the Company received total proceeds of $4.9 million, $5.1 million and $9.3 million, respectively, related to the sale of for-sale residential units and lots. These dispositions eliminate the operating expenses and costs to carry the associated units/lots. The Company’s portion of the proceeds from the sales was used to repay a portion of the outstanding borrowings on the Company’s unsecured credit facility. The Company recognized immaterial gains/losses on for sale residential sales in 2012, 2011 and 2010.
As of December 31, 2012, the Company had five for-sale residential units and 39 single-family lots remaining. These units/lots, valued at $5.9 million in the aggregate, are reflected in “Real estate assets held for sale, net” on the Consolidated Balance Sheets of the Trust and CRLP at December 31, 2012. As of December 31, 2011, the Company had $10.1 million of completed for-sale residential projects classified as held for sale.
For cash flow statement purposes, the Company classifies capital expenditures for newly developed for-sale residential communities in investing activities. Likewise, the proceeds from the sales of condominium units and other residential sales are also included in investing activities.
Impairment, Legal Contingencies and Other Losses
During 2012, the Company recorded impairment charges, legal contingencies and other losses totaling $26.0 million. Included in the $26.0 million is a $12.7 million charge related to certain ongoing litigation regarding Colonial Grand at Traditions (see Note 20 - "Legal Proceedings") and $8.2 million of charges (a $4.9 million increase in loss contingency accrual and a $3.3 million non-cash impairment charge on for-sale residential lots) related to a proposed settlement with respect to the UCO litigation (see Note 20 - "Legal Proceedings"). In addition, the Company recorded a $3.3 million non-cash impairment charge on one of its commercial assets (which is classified as discontinued opeartions and is therefore presented in "Income from discontinued operations" in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP), a $0.9 million charge related to warranty claims on for-sale residential units previously sold, a $0.4 million non-cash impairment charge related to a joint venture investment consisting of undeveloped land and a $0.5 million casualty loss due to property damage caused by a fire at one of the Company's multifamily apartment communities.
During 2011, the Company recorded impairment charges, legal contingencies and other losses totaling $5.7 million. The $5.7 million was comprised of $4.8 million in loss contingencies related to certain on-going litigation (see Note 20 - "Legal Proceedings"), $0.7 million of casualty losses and $0.2 million of other non-cash impairment charges. The $0.7 million of casualty losses were due to fire and weather-related structural damage at eight of the Company's multifamily apartment communities. Of the other non-cash impairment charges, $0.1 million was related to sales of various for-sale residential units and $0.1 million was related to the sale of land outparcels. These charges are included in “Impairment, legal contingencies and other losses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2011.
During 2010, the Company recorded non-cash impairment charges totaling $1.3 million. Of the $1.3 million, $1.0 million relates to casualty losses resulting from fire and weather-related structural damage at four of the Company's multifamily apartment communities and the remaining $0.3 million relates to sales of various for-sale residential units. These charges are included in “Impairment, legal contingencies and other losses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2010.
The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use. The Company estimates the fair value of each property and development project evaluated for impairment based on current market conditions and assumptions made by management, which may differ materially from actual results if market conditions continue to deteriorate or improve. The fair value of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, unit sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity. The Company will continue to monitor the specific facts and circumstances at the Company’s for-sale properties and development projects. Existing economic and market uncertainties may impact the number of projects the Company can sell, the timing of the sales and/or the prices at which the Company can sell them in future periods, and may result in additional impairment charges in connection with sales. If the Company is unable to sell projects, the Company may incur additional impairment charges on projects previously impaired as well as on projects not currently impaired but for which indicators of impairment may exist, which would decrease the value of the Company’s assets as reflected on the balance sheet and adversely affect net income and equity. There can be no assurances of the amount or pace of future property sales and closings, particularly given current economic and market conditions.